Columbia Variable Portfolio – Balanced Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	204,537	206,204
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	270,368	274,558
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	174,754	175,076
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	3,725,000	3,758,931
Series 2024-A Class 1A
02/15/2029	5.610%	4,125,000	4,155,503
Series 2024-A Class A
02/15/2029	5.610%	1,600,000	1,611,832
Series 2024-B Class A
09/15/2029	4.620%	1,500,000	1,500,082
Series 2024-X2 Class A
12/17/2029	5.220%	1,029,591	1,029,577
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	300,000	304,608
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,625,000	1,641,856
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	6.215%	1,925,000	1,925,052
Apidos CLO XI(a),(b),(c)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.950%	1,925,000	1,925,000
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	5.705%	900,000	900,465
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	6.014%	550,000	550,321
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,850,969
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.523%	1,350,000	1,347,961
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.102%	3,450,000	3,449,890
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	5.555%	1,025,000	1,024,970
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.640%	156,433	156,966
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.840%	156,433	157,143
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	5.695%	1,066,757	1,067,253
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	7.349%	500,000	500,164
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	372,067	366,363
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	3,634,374	3,663,991
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	1,971,526	1,945,874
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	5.584%	680,658	680,318
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	300,992	301,651

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	75,000	75,275
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	197,211	196,135
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,178,491	3,108,400
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,675,000	2,709,384
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.643%	1,425,000	1,423,485
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	5.793%	2,750,000	2,752,057
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	1,511,978	1,531,197
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	65,976	65,567
Series 2019-AA Class A
07/25/2033	2.340%	178,694	174,487
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.705%	442,718	442,874
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.456%	3,600,000	3,606,584
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	5.452%	953,890	954,511
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	299,757	300,581
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	1,225,000	1,237,699
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	737,388	757,910
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	623,486	626,942
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR2
3-month Term SOFR + 1.290% Floor 1.290% 01/22/2038	5.580%	1,375,000	1,374,213
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.630%	650,000	646,889
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.922%	2,600,000	2,593,188
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,725,324
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	115,934	115,932
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	68,941	69,008
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	483,503	487,420
Series 2024-6 Class A
11/15/2031	6.093%	454,400	459,761
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	48,590	48,265
Series 2024-7 Class A
12/15/2031	6.117%	2,075,596	2,101,688
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	2,247,787	2,279,298
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	118,774	120,978
Series 2024-1 Class A
07/15/2031	6.660%	252,880	255,514
Series 2024-2 Class A
08/15/2031	6.319%	294,889	298,810
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-3 Class A
10/15/2031	6.258%	1,690,883	1,702,712
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	16,696	16,684
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	222,580	223,178
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	950,000	957,055
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,125,000	1,141,472
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	3,634	3,636
Series 2024-1A Class A
08/15/2029	6.120%	208,010	208,538
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.014%	1,900,000	1,900,391
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	864,589	864,576
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	273,151	267,049
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	327,283	330,651
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	177,289	176,274
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	172,145
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	4,025,000	4,049,495
Series 2024-A Class A4
01/22/2029	5.240%	1,300,000	1,309,453
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	90,620	91,164
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	171,256	171,314
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	815,215	816,023
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	10,788	10,725
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	450,673	450,690
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	41,894	41,826
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	1,650,000	1,655,236
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	825,000	829,881
Total Asset-Backed Securities — Non-Agency (Cost $89,857,338)			90,402,122

Commercial Mortgage-Backed Securities - Non-Agency 2.4%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	495,842
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	5.867%	2,375,000	2,364,221
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.732%	2,175,000	2,142,389
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,150,566
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	432,413
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,010,000	1,996,612
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	665,640
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,916,647

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. II(a),(d)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,125,000	1,116,280
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	599,495
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	6.534%	825,000	814,749
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,030,332	970,158
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,240,545	5,963,811
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	6.564%	2,200,000	2,197,984
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,171,227
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.634%	1,100,000	1,023,966
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.184%	425,000	392,656
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,540,681	1,458,335
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,751,309
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.869%	3,325,000	3,275,145
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	6.262%	1,900,000	1,900,179
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	627,516
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	1,001,119
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $38,580,043)			37,428,259

Common Stocks 57.1%
Issuer	Shares	Value ($)
Communication Services 7.5%
Entertainment 2.2%
Electronic Arts, Inc.	63,666	9,201,010
Take-Two Interactive Software, Inc.(e)	74,738	15,489,451
Walt Disney Co. (The)	94,668	9,343,732
Total		34,034,193
Interactive Media & Services 4.4%
Alphabet, Inc., Class A	110,661	17,112,617
Alphabet, Inc., Class C	94,064	14,695,619
Meta Platforms, Inc., Class A	45,940	26,477,978
Pinterest, Inc., Class A(e)	254,731	7,896,661
Total		66,182,875
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.	49,202	13,122,665
Total Communication Services		113,339,733
Consumer Discretionary 4.7%
Automobiles 0.6%
Tesla, Inc.(e)	37,467	9,709,948
Broadline Retail 3.5%
Amazon.com, Inc.(e)	185,777	35,345,932
eBay, Inc.	245,863	16,652,301
Total		51,998,233
Textiles, Apparel & Luxury Goods 0.6%
lululemon athletica, Inc.(e)	10,415	2,948,070
NIKE, Inc., Class B	31,561	2,003,492
Tapestry, Inc.	57,574	4,053,785
Total		9,005,347
Total Consumer Discretionary		70,713,528
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 1.7%
Consumer Staples Distribution & Retail 0.7%
Target Corp.	34,867	3,638,720
Walmart, Inc.	83,363	7,318,438
Total		10,957,158
Household Products 0.8%
Procter & Gamble Co. (The)	69,756	11,887,817
Personal Care Products 0.2%
Coty, Inc., Class A(e)	623,519	3,410,649
Total Consumer Staples		26,255,624
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	101,959	17,056,721
EOG Resources, Inc.	72,627	9,313,687
Total		26,370,408
Total Energy		26,370,408
Financials 8.5%
Banks 3.0%
Bank of America Corp.	297,680	12,422,186
JPMorgan Chase & Co.	78,908	19,356,133
Wells Fargo & Co.	180,335	12,946,250
Total		44,724,569
Capital Markets 2.3%
Blackrock, Inc.	16,213	15,345,280
Charles Schwab Corp. (The)	157,541	12,332,310
S&P Global, Inc.	12,452	6,326,861
Total		34,004,451
Consumer Finance 0.6%
American Express Co.	34,567	9,300,251
Financial Services 2.0%
Block, Inc., Class A(e)	117,677	6,393,392
MasterCard, Inc., Class A	18,643	10,218,601
Visa, Inc., Class A	39,741	13,927,631
Total		30,539,624
Insurance 0.6%
Aon PLC, Class A	22,827	9,110,027
Total Financials		127,678,922
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 7.6%
Biotechnology 2.1%
AbbVie, Inc.	60,873	12,754,111
BioMarin Pharmaceutical, Inc.(e)	85,555	6,047,883
Vertex Pharmaceuticals, Inc.(e)	25,487	12,356,607
Total		31,158,601
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	82,149	10,897,065
Boston Scientific Corp.(e)	117,746	11,878,217
Zimmer Biomet Holdings, Inc.	103,740	11,741,293
Total		34,516,575
Health Care Providers & Services 1.0%
Elevance Health, Inc.	35,835	15,586,792
Life Sciences Tools & Services 0.9%
IQVIA Holdings, Inc.(e)	14,788	2,607,124
Thermo Fisher Scientific, Inc.	21,865	10,880,024
Total		13,487,148
Pharmaceuticals 1.3%
Eli Lilly & Co.	24,701	20,400,803
Total Health Care		115,149,919
Industrials 4.9%
Aerospace & Defense 1.5%
Boeing Co. (The)(e)	72,441	12,354,813
General Electric Co.	19,503	3,903,525
RTX Corp.	50,870	6,738,240
Total		22,996,578
Electrical Equipment 0.6%
Eaton Corp. PLC	20,086	5,459,978
GE Vernova, Inc.	9,593	2,928,551
Total		8,388,529
Ground Transportation 1.4%
Uber Technologies, Inc.(e)	140,970	10,271,074
Union Pacific Corp.	48,654	11,494,021
Total		21,765,095
Industrial Conglomerates 1.0%
Honeywell International, Inc.	72,415	15,333,876

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.4%
Parker-Hannifin Corp.	4,267	2,593,696
Stanley Black & Decker, Inc.	43,572	3,349,815
Total		5,943,511
Total Industrials		74,427,589
Information Technology 18.1%
Electronic Equipment, Instruments & Components 0.9%
CDW Corp.	22,964	3,680,210
TE Connectivity PLC	72,856	10,296,010
Total		13,976,220
IT Services 0.7%
Accenture PLC, Class A	12,479	3,893,947
Okta, Inc.(e)	63,252	6,655,376
Total		10,549,323
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc.(e)	30,396	3,122,885
Applied Materials, Inc.	28,216	4,094,706
Entegris, Inc.	32,620	2,853,598
Lam Research Corp.	113,902	8,280,675
Marvell Technology, Inc.	69,051	4,251,470
NVIDIA Corp.	486,056	52,678,749
ON Semiconductor Corp.(e)	144,134	5,864,813
QUALCOMM, Inc.	30,053	4,616,441
Total		85,763,337
Software 6.5%
Adobe, Inc.(e)	28,908	11,087,085
Intuit, Inc.	18,897	11,602,569
Microsoft Corp.	173,903	65,281,447
Palo Alto Networks, Inc.(e)	28,067	4,789,353
Synopsys, Inc.(e)	11,881	5,095,167
Total		97,855,621
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	266,405	59,176,543
Dell Technologies, Inc.	61,796	5,632,705
Total		64,809,248
Total Information Technology		272,953,749
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.4%
Chemicals 0.2%
Sherwin-Williams Co. (The)	8,132	2,839,613
Containers & Packaging 0.2%
Avery Dennison Corp.	18,922	3,367,548
Total Materials		6,207,161
Real Estate 0.7%
Real Estate Management & Development 0.2%
CoStar Group, Inc.(e)	32,025	2,537,341
Specialized REITs 0.5%
American Tower Corp.	39,219	8,534,054
Total Real Estate		11,071,395
Utilities 1.2%
Multi-Utilities 1.2%
DTE Energy Co.	68,719	9,501,776
Public Service Enterprise Group, Inc.	108,675	8,943,953
Total		18,445,729
Total Utilities		18,445,729
Total Common Stocks (Cost $625,431,091)		862,613,757

Corporate Bonds & Notes 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	7,000	7,072
03/15/2033	6.250%	6,000	6,074
BAE Systems PLC(a)
03/26/2029	5.125%	803,000	814,298
Boeing Co. (The)
05/01/2040	5.705%	1,875,000	1,822,516
08/01/2059	3.950%	188,000	128,017
Bombardier, Inc.(a)
07/01/2031	7.250%	9,000	9,041
L3Harris Technologies, Inc.
01/15/2027	5.400%	3,200,000	3,246,492
07/31/2033	5.400%	375,000	379,587
Lockheed Martin Corp.
08/15/2034	4.800%	500,000	492,242
Northrop Grumman Corp.
02/01/2029	4.600%	1,600,000	1,605,314
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raytheon Technologies Corp.
03/15/2027	3.500%	3,235,000	3,177,329
03/15/2032	2.375%	1,525,000	1,297,569
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	24,000	25,658
11/15/2030	9.750%	11,000	12,155
TransDigm, Inc.
11/15/2027	5.500%	27,000	26,695
TransDigm, Inc.(a)
08/15/2028	6.750%	20,000	20,303
03/01/2029	6.375%	60,000	60,642
12/15/2030	6.875%	39,000	39,870
03/01/2032	6.625%	66,000	66,831
01/15/2033	6.000%	18,000	17,708
Total			13,255,413
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	28,390
American Airlines, Inc.(a)
05/15/2029	8.500%	34,000	34,520
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	33,306	33,208
04/20/2029	5.750%	42,290	41,371
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	37,362
Total			174,851
Automotive 0.0%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	8,000	7,462
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	22,000	18,958
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	9,000	9,092
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	15,000	13,918
IHO Verwaltungs GmbH(a),(f)
11/15/2032	8.000%	52,000	49,887
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	51,000	50,705
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	7,000	6,998
05/15/2027	8.500%	15,000	15,041
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	61,000	56,507
Total			228,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.7%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	6,000	5,810
Bank of America Corp.(g)
02/04/2033	2.972%	5,680,000	4,980,216
Citigroup, Inc.(g)
06/03/2031	2.572%	498,000	443,483
01/25/2033	3.057%	2,300,000	2,013,290
Goldman Sachs Group, Inc. (The)(g)
04/22/2032	2.615%	2,900,000	2,530,920
HSBC Holdings PLC(g)
11/19/2030	5.286%	227,000	229,436
03/03/2031	5.130%	358,000	359,116
05/24/2032	2.804%	1,500,000	1,310,701
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	5,734,000	5,785,677
10/22/2030	4.603%	36,000	35,730
01/24/2031	5.140%	233,000	236,728
Morgan Stanley(g)
10/18/2030	4.654%	1,508,000	1,495,879
01/15/2031	5.230%	931,000	945,752
Subordinated
09/16/2036	2.484%	1,725,000	1,428,647
PNC Financial Services Group, Inc. (The)(g)
01/22/2035	5.676%	500,000	511,927
Royal Bank of Canada(g)
10/18/2030	4.650%	705,000	699,286
02/04/2031	5.153%	395,000	399,834
US Bancorp(g)
06/12/2034	5.836%	525,000	542,093
Wells Fargo & Co.(g)
04/24/2034	5.389%	2,000,000	2,013,218
Total			25,967,743
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	30,000	29,509
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	37,000	37,927
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	45,000	48,359
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	61,000	59,734
Focus Financial Partners LLC(a)
09/15/2031	6.750%	29,000	28,595

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC(a)
04/15/2029	6.750%	41,000	39,637
01/31/2030	9.125%	46,000	47,329
Total			291,090
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	39,000	35,768
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	23,000	22,979
05/15/2029	4.125%	11,000	11,077
08/01/2030	6.500%	19,000	19,998
Interface, Inc.(a)
12/01/2028	5.500%	23,000	22,399
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	35,993
Masterbrand, Inc.(a)
07/15/2032	7.000%	7,000	6,996
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	53,000	53,282
03/01/2033	6.750%	19,000	18,935
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	25,000	25,011
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,845
01/15/2028	4.750%	25,000	24,204
White Cap Buyer LLC(a)
10/15/2028	6.875%	71,000	68,207
Total			354,694
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	54,158
02/01/2028	5.000%	24,000	23,286
03/01/2030	4.750%	91,000	84,327
08/15/2030	4.500%	105,000	95,607
02/01/2032	4.750%	43,000	38,180
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	51,000	44,340
Comcast Corp.
03/01/2026	3.150%	562,000	555,330
CSC Holdings LLC(a)
02/01/2028	5.375%	10,000	8,530
02/01/2029	6.500%	48,000	39,829
01/15/2030	5.750%	29,000	15,375
12/01/2030	4.125%	12,000	8,700
02/15/2031	3.375%	36,000	25,707
DISH DBS Corp.
07/01/2026	7.750%	25,000	21,595
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(a)
12/01/2026	5.250%	30,000	27,561
12/01/2028	5.750%	28,000	23,642
DISH Network Corp.(a)
11/15/2027	11.750%	51,000	53,735
EchoStar Corp.
11/30/2029	10.750%	64,611	67,916
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	28,000	27,046
09/01/2031	3.875%	21,000	18,008
Time Warner Cable LLC
05/01/2037	6.550%	1,975,000	1,956,499
Virgin Media Finance PLC(a)
07/15/2030	5.000%	40,000	34,096
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	35,000	33,156
08/15/2030	4.500%	31,000	27,258
VZ Secured Financing BV(a)
01/15/2032	5.000%	106,000	92,050
Total			3,375,931
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	23,000	22,794
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	12,000	10,993
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	35,000	34,397
Celanese US Holdings LLC
04/15/2030	6.500%	9,000	8,937
07/15/2032	6.629%	11,000	11,298
04/15/2033	6.750%	50,000	48,552
11/15/2033	6.950%	24,000	25,083
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	17,000	17,017
Element Solutions, Inc.(a)
09/01/2028	3.875%	51,000	48,030
HB Fuller Co.
10/15/2028	4.250%	29,000	27,508
Herens Holdco Sarl(a)
05/15/2028	4.750%	26,000	23,415
INEOS Finance PLC(a)
04/15/2029	7.500%	46,000	45,822
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	51,000	52,964
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	40,550	42,121
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	42,000	38,804
11/15/2028	9.750%	45,000	46,767
10/01/2029	6.250%	26,000	22,868
06/15/2031	7.250%	52,000	51,170
WR Grace Holdings LLC(a)
06/15/2027	4.875%	19,000	18,398
08/15/2029	5.625%	78,000	67,124
03/01/2031	7.375%	13,000	12,996
Total			677,058
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	732,000	734,870
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,000	998
Herc Holdings, Inc.(a)
07/15/2027	5.500%	26,000	25,907
06/15/2029	6.625%	23,000	23,092
John Deere Capital Corp.
07/14/2028	4.950%	1,100,000	1,122,248
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	8,000	8,178
03/15/2031	7.750%	40,000	41,852
Total			1,957,145
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	45,000	41,083
12/01/2028	6.125%	59,000	51,851
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	7,833
06/01/2028	4.625%	22,000	21,113
02/15/2029	5.625%	31,000	30,366
Total			152,246
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	8,000	8,285
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	49,000	44,736
Newell Brands, Inc.
09/15/2027	6.375%	12,000	12,075
05/15/2030	6.375%	11,000	10,721
05/15/2032	6.625%	10,000	9,739
Prestige Brands, Inc.(a)
01/15/2028	5.125%	27,000	26,518
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	10,000	8,764
02/01/2032	4.375%	33,000	28,965
Total			149,803
Diversified Manufacturing 0.0%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	7,000	6,957
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,803
01/01/2031	9.500%	7,000	7,475
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	63,000	63,117
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	20,000	20,111
Esab Corp.(a)
04/15/2029	6.250%	16,000	16,240
Gates Corp. (The)(a)
07/01/2029	6.875%	10,000	10,180
Madison IAQ LLC(a)
06/30/2028	4.125%	14,000	13,209
06/30/2029	5.875%	43,000	40,620
Resideo Funding, Inc.(a)
09/01/2029	4.000%	61,000	55,686
07/15/2032	6.500%	32,000	31,953
Vertical Holdco GmbH(a)
07/15/2028	7.625%	40,000	40,060
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	48,000	47,162
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	15,000	15,074
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	46,000	46,591
03/15/2029	6.375%	11,000	11,137
03/15/2032	6.625%	47,000	47,703
Total			495,078
Electric 0.5%
Alpha Generation LLC(a)
10/15/2032	6.750%	18,000	18,012
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	31,000	30,014
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	59,000	57,169
02/15/2031	3.750%	58,000	51,027
01/15/2032	3.750%	16,000	13,716
Dominion Energy, Inc.
03/15/2035	5.450%	685,000	685,001

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
07/01/2027	4.950%	825,000	831,455
Duke Energy Corp.
08/15/2052	5.000%	1,450,000	1,264,707
Edison International
11/15/2028	5.250%	834,000	822,577
Indiana Michigan Power Co.
03/15/2037	6.050%	512,000	540,332
Long Ridge Energy LLC(a)
02/15/2032	8.750%	30,000	29,011
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	34,000	31,677
01/15/2029	7.250%	72,000	70,969
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	25,729
06/15/2029	5.250%	21,000	20,466
07/15/2029	5.750%	13,000	12,793
02/15/2031	3.625%	22,000	19,511
02/15/2032	3.875%	7,000	6,160
02/01/2033	6.000%	16,000	15,592
11/01/2034	6.250%	12,000	11,817
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,164,931
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,650,000	1,723,761
PG&E Corp.(g)
03/15/2055	7.375%	15,000	14,786
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	22,000	21,285
01/15/2030	4.750%	61,000	56,628
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	17,000	16,944
07/31/2027	5.000%	39,000	38,447
10/15/2031	7.750%	59,000	61,816
04/15/2032	6.875%	29,000	29,567
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	23,000	22,620
03/15/2033	8.625%	43,000	41,741
Total			7,750,261
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	29,000	29,887
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	28,000	28,183
Total			58,070
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	26,000	26,396
03/15/2030	5.875%	33,000	32,650
Navient Corp.
06/25/2025	6.750%	13,000	13,015
03/15/2029	5.500%	7,000	6,625
03/15/2031	11.500%	34,000	37,996
08/01/2033	5.625%	24,000	20,683
OneMain Finance Corp.
01/15/2027	3.500%	19,000	18,211
05/15/2029	6.625%	53,000	53,169
03/15/2030	7.875%	31,000	32,136
05/15/2031	7.500%	28,000	28,486
11/15/2031	7.125%	15,000	15,108
03/15/2032	6.750%	30,000	29,441
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	36,000	36,884
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	32,000	28,712
10/15/2033	4.000%	92,000	78,891
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	7,000	6,883
04/15/2029	5.500%	27,000	26,022
UWM Holdings LLC(a)
02/01/2030	6.625%	23,000	22,782
Total			514,090
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2028	4.700%	241,000	239,876
05/15/2038	5.150%	3,500,000	3,211,466
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	649,000	622,918
Campbell Soup Co.
03/23/2035	4.750%	2,300,000	2,205,118
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	35,000	38,227
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	14,000	14,421
Constellation Brands, Inc.
08/01/2029	3.150%	612,000	571,000
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	40,000	39,771
General Mills, Inc.
01/30/2027	4.700%	435,000	436,496
Heineken NV(a)
01/29/2028	3.500%	1,140,000	1,111,721
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2026	3.000%	1,425,000	1,399,633
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	20,993
Mars, Inc.(a)
04/20/2028	4.550%	1,375,000	1,379,760
03/01/2035	5.200%	1,826,000	1,835,210
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	868,000	875,826
PepsiCo, Inc.
02/07/2035	5.000%	310,000	312,801
Pilgrim’s Pride Corp.
03/01/2032	3.500%	36,000	31,703
Post Holdings, Inc.(a)
04/15/2030	4.625%	52,000	48,555
09/15/2031	4.500%	18,000	16,306
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	36,000	35,914
04/30/2029	4.375%	38,000	36,334
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	48,000	44,540
US Foods, Inc.(a)
09/15/2028	6.875%	32,000	32,884
02/15/2029	4.750%	37,000	35,696
06/01/2030	4.625%	27,000	25,630
Total			14,622,799
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	15,000	14,686
Boyd Gaming Corp.(a)
06/15/2031	4.750%	16,000	14,759
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	39,000	35,829
02/15/2030	7.000%	51,000	51,632
02/15/2032	6.500%	35,000	34,910
10/15/2032	6.000%	24,000	22,414
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	15,000	14,688
Churchill Downs, Inc.(a)
05/01/2031	6.750%	32,000	32,243
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	8,000	8,036
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	39,000	39,958
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	29,000	27,244
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	25,000	22,197
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	40,000	39,363
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	59,000	55,629
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	7,000	6,826
Total			420,414
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	47,000	45,791
04/15/2029	5.000%	30,000	28,377
03/15/2033	7.375%	21,000	21,008
Avantor Funding, Inc.(a)
07/15/2028	4.625%	20,000	19,314
11/01/2029	3.875%	53,000	48,927
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	33,149
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	23,906
03/15/2029	3.750%	19,000	17,492
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	43,000	41,080
04/15/2029	6.875%	29,000	18,770
05/15/2030	5.250%	55,000	45,356
01/15/2032	10.875%	19,000	18,783
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	24,000	24,419
CVS Health Corp.
03/25/2038	4.780%	130,000	116,900
03/25/2048	5.050%	1,350,000	1,151,904
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,160,000	2,217,289
HCA, Inc.
09/01/2030	3.500%	3,900,000	3,618,700
IQVIA, Inc.(a)
05/15/2027	5.000%	18,000	17,760
05/15/2030	6.500%	16,000	16,297
LifePoint Health, Inc.(a)
10/15/2030	11.000%	2,000	2,178
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	37,000	37,493
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	22,000	20,558
10/01/2029	5.250%	106,000	101,727
Select Medical Corp.(a)
12/01/2032	6.250%	39,000	38,029

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(a)
10/01/2030	9.000%	81,000	80,060
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	43,000	42,475
Tenet Healthcare Corp.
02/01/2027	6.250%	48,000	48,013
11/01/2027	5.125%	37,000	36,454
06/15/2028	4.625%	11,000	10,612
10/01/2028	6.125%	27,000	26,872
01/15/2030	4.375%	22,000	20,634
06/15/2030	6.125%	12,000	11,962
05/15/2031	6.750%	34,000	34,502
Total			8,036,791
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	5,790,000	5,065,759
UnitedHealth Group, Inc.
04/15/2034	5.000%	3,550,000	3,530,609
07/15/2064	5.750%	553,000	544,315
Total			9,140,683
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	10,000
01/15/2028	5.750%	30,000	29,929
08/01/2030	5.125%	16,000	15,373
Total			55,302
Independent Energy 0.2%
APA Corp.(a)
02/15/2055	6.750%	460,000	450,187
Baytex Energy Corp.(a)
04/30/2030	8.500%	29,000	29,497
03/15/2032	7.375%	14,000	13,484
Civitas Resources, Inc.(a)
07/01/2028	8.375%	11,000	11,364
11/01/2030	8.625%	11,000	11,349
07/01/2031	8.750%	22,000	22,631
CNX Resources Corp.(a)
01/15/2029	6.000%	28,000	27,610
01/15/2031	7.375%	8,000	8,137
03/01/2032	7.250%	21,000	21,362
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	65,000	64,202
Comstock Resources, Inc.(a)
03/01/2029	6.750%	25,000	24,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	33,000	32,932
02/01/2029	5.750%	11,000	10,640
04/15/2030	6.000%	16,000	15,205
04/15/2032	6.250%	19,000	17,777
11/01/2033	8.375%	22,000	22,543
02/15/2035	7.250%	51,000	48,756
Matador Resources Co.(a)
04/15/2028	6.875%	20,000	20,218
04/15/2032	6.500%	41,000	40,677
04/15/2033	6.250%	18,000	17,588
Occidental Petroleum Corp.
08/01/2027	5.000%	327,000	328,250
10/01/2054	6.050%	1,400,000	1,313,721
Permian Resources Operating LLC(a)
01/15/2032	7.000%	51,000	52,226
02/01/2033	6.250%	24,000	23,923
SM Energy Co.
09/15/2026	6.750%	27,000	26,995
SM Energy Co.(a)
08/01/2029	6.750%	17,000	16,764
08/01/2032	7.000%	17,000	16,732
Total			2,689,118
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	1,700,000	1,727,507
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	34,000	32,040
Carnival Corp.(a)
03/01/2027	5.750%	26,000	26,013
08/01/2028	4.000%	46,000	43,976
05/01/2029	6.000%	39,000	38,739
08/15/2029	7.000%	14,000	14,629
03/15/2030	5.750%	34,000	33,861
02/15/2033	6.125%	33,000	32,513
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	45,000	45,185
Cinemark USA, Inc.(a)
07/15/2028	5.250%	34,000	33,009
08/01/2032	7.000%	10,000	10,100
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	43,923
05/15/2027	6.500%	18,000	18,202
10/15/2027	4.750%	17,000	16,587
NCL Corp., Ltd.(a)
03/15/2026	5.875%	5,000	4,989
02/01/2032	6.750%	26,000	25,704
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Finance Ltd.(a)
03/15/2028	6.125%	16,000	15,954
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	26,000	25,601
07/15/2027	5.375%	8,000	7,971
04/01/2028	5.500%	9,000	8,961
09/30/2031	5.625%	27,000	26,524
03/15/2032	6.250%	13,000	13,123
02/01/2033	6.000%	13,000	13,008
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	31,504
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	52,000	52,151
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	34,000	34,290
Vail Resorts, Inc.(a)
05/15/2032	6.500%	23,000	23,261
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	30,835
07/15/2031	9.125%	34,000	36,316
Total			738,969
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	48,000	48,772
Met Tower Global Funding(a)
10/01/2027	4.000%	1,067,000	1,055,307
04/12/2029	5.250%	677,000	692,877
Metropolitan Life Global Funding I(a)
01/09/2030	4.900%	305,000	307,632
Principal Life Global Funding II(a)
01/09/2028	4.800%	917,000	924,134
Total			3,028,722
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	14,000	13,862
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	52,000	51,584
Total			65,446
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	42,000	36,051
09/15/2028	9.000%	13,000	13,379
06/01/2029	7.500%	36,000	29,725
04/01/2030	7.875%	34,000	33,361
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	53,000	51,292
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	6,118	4,904
08/15/2030	7.750%	8,010	5,930
01/15/2031	7.000%	6,400	4,490
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	16,000	16,164
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	22,000	21,567
01/15/2029	4.250%	20,000	18,526
03/15/2030	4.625%	24,000	21,919
02/15/2031	7.375%	9,000	9,372
Roblox Corp.(a)
05/01/2030	3.875%	63,000	57,367
Snap, Inc.(a)
03/01/2033	6.875%	34,000	34,011
Univision Communications, Inc.(a)
08/15/2028	8.000%	13,000	13,055
05/01/2029	4.500%	15,000	13,255
06/30/2030	7.375%	19,000	18,236
Warnermedia Holdings, Inc.
03/15/2027	3.755%	496,000	483,787
03/15/2062	5.391%	2,143,000	1,546,773
Total			2,433,164
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,379
Allegheny Technologies, Inc.
10/01/2029	4.875%	16,000	15,236
10/01/2031	5.125%	20,000	18,772
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	11,000	10,772
Constellium SE(a)
06/15/2028	5.625%	48,000	46,549
04/15/2029	3.750%	57,000	51,740
08/15/2032	6.375%	25,000	24,422
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	53,000	52,188
04/01/2029	6.125%	51,000	50,835
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	25,625
06/01/2031	4.500%	21,000	18,584
Novelis Corp.(a)
11/15/2026	3.250%	28,000	27,103
01/30/2030	4.750%	36,000	33,491
08/15/2031	3.875%	26,000	22,588
Novelis, Inc.(a)
01/30/2030	6.875%	11,000	11,129
Total			422,413

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.3%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	49,000	49,835
CNX Midstream Partners LP(a)
04/15/2030	4.750%	40,000	37,324
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	62,000	64,205
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	30,132
06/15/2031	4.375%	28,000	25,794
Enbridge, Inc.
04/05/2027	5.250%	1,160,000	1,174,919
EQM Midstream Partners LP(a)
06/01/2027	7.500%	14,000	14,314
04/01/2029	6.375%	22,000	22,448
01/15/2031	4.750%	57,000	54,741
Hess Midstream Operations LP(a)
03/01/2028	5.875%	10,000	10,055
10/15/2030	5.500%	9,000	8,834
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	660,000	620,232
NuStar Logistics LP
06/01/2026	6.000%	35,000	35,087
04/28/2027	5.625%	24,000	23,868
10/01/2030	6.375%	24,000	24,228
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	390,000	415,993
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	12,000	12,230
Sunoco LP(a)
05/01/2032	7.250%	29,000	29,957
07/01/2033	6.250%	25,000	25,000
Sunoco LP/Finance Corp.
04/30/2030	4.500%	29,000	27,126
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	51,000	51,412
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	45,397
08/15/2031	4.125%	53,000	48,152
11/01/2033	3.875%	29,000	24,959
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	51,000	52,091
02/01/2029	9.500%	14,000	15,011
01/15/2030	7.000%	35,000	34,489
06/01/2031	8.375%	26,000	26,351
02/01/2032	9.875%	16,000	16,999
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Midstream Operating LP
04/01/2033	6.150%	764,000	787,199
Total			3,808,382
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	585,000	554,007
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	36,000	36,012
09/01/2032	6.625%	17,000	17,069
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	33,000	33,673
Nabors Industries, Inc.(a)
01/31/2030	9.125%	39,000	39,020
08/15/2031	8.875%	35,000	30,430
Noble Finance II LLC(a)
04/15/2030	8.000%	18,000	17,986
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	34,492	35,151
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	26,238	26,814
Transocean, Inc.(a)
05/15/2029	8.250%	11,000	10,742
05/15/2031	8.500%	18,000	17,504
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	27,000	27,022
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	23,000	23,395
Total			314,818
Other Industry 0.0%
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	12,000	12,138
04/15/2030	6.625%	9,000	9,095
Total			21,233
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	52,000	51,849
06/15/2029	4.750%	67,000	63,851
07/15/2031	7.000%	40,000	41,087
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	29,000	28,318
05/15/2029	4.875%	21,000	19,653
02/01/2030	7.000%	14,000	14,109
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	10,000	10,250
04/01/2032	6.500%	33,000	32,952
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	21,530
Service Properties Trust(a)
11/15/2031	8.625%	20,000	21,096
Total			304,695
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	46,000	45,380
09/01/2029	4.000%	79,000	67,318
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	20,000	20,111
04/15/2030	8.750%	46,000	46,670
Clydesdale Acquisition Holdings, Inc.(a),(c)
04/15/2032	6.750%	33,000	33,216
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	34,000	33,490
08/15/2027	8.500%	9,000	8,963
Total			255,148
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	7,000	6,806
Pharmaceuticals 1.0%
1261229 BC Ltd.(a),(c)
04/15/2032	10.000%	69,000	68,644
1375209 BC Ltd.(a)
01/30/2028	9.000%	6,000	5,994
AbbVie, Inc.
03/15/2029	4.800%	4,131,000	4,182,792
11/21/2029	3.200%	1,232,000	1,163,860
Amgen, Inc.
03/02/2053	5.650%	2,000,000	1,961,284
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	5,000	4,749
02/01/2027	6.125%	20,000	20,275
08/15/2027	5.750%	28,000	27,951
06/01/2028	4.875%	5,000	4,018
09/30/2028	11.000%	11,000	10,513
02/15/2029	6.250%	10,000	6,689
Gilead Sciences, Inc.
03/01/2026	3.650%	5,690,000	5,648,039
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	66,000	60,987
Organon Finance 1 LLC(a)
04/30/2028	4.125%	22,000	20,562
04/30/2031	5.125%	50,000	43,636
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	1,685,000	1,687,565
Total			14,917,558
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	27,000	26,061
10/15/2027	6.750%	53,000	52,836
04/15/2028	6.750%	32,000	32,133
11/01/2029	5.875%	31,000	29,859
01/15/2031	7.000%	52,000	52,208
10/01/2031	6.500%	15,000	14,745
10/01/2032	7.375%	28,000	28,160
AmWINS Group, Inc.(a)
02/15/2029	6.375%	36,000	36,276
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	17,000	17,346
AssuredPartners, Inc.(a)
01/15/2029	5.625%	37,000	36,919
02/15/2032	7.500%	29,000	30,970
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	400,000	308,070
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	59,000	56,564
HUB International Ltd.(a)
12/01/2029	5.625%	43,000	41,556
01/31/2032	7.375%	14,000	14,259
HUB International, Ltd.(a)
06/15/2030	7.250%	85,000	87,478
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	46,000	46,841
Ryan Specialty LLC(a)
08/01/2032	5.875%	37,000	36,547
Total			948,828
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	41,000	40,952
Norfolk Southern Corp.
06/15/2026	2.900%	868,000	852,980
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	48,000	48,234
Total			942,166
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	29,000	27,743
09/15/2029	5.625%	22,000	21,811
10/15/2030	4.000%	36,000	32,590

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	32,000	27,707
Total			109,851
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	25,000	23,419
Belron UK Finance PLC(a)
10/15/2029	5.750%	15,000	14,896
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	11,000	11,358
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	43,273
01/15/2030	6.375%	9,000	9,030
Hanesbrands, Inc.(a)
02/15/2031	9.000%	8,000	8,434
L Brands, Inc.
06/15/2029	7.500%	23,000	23,582
L Brands, Inc.(a)
10/01/2030	6.625%	24,000	24,357
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	36,000	37,385
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	18,123
Lowe’s Companies, Inc.
04/01/2052	4.250%	378,000	295,467
04/01/2062	4.450%	1,697,000	1,319,175
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	38,358
02/15/2029	7.750%	49,000	45,029
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	12,000	10,863
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	51,000	43,132
Total			1,965,881
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	25,000	25,007
03/15/2029	3.500%	28,000	25,801
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	29,316
Total			80,124
Technology 0.4%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	27,000	26,665
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Block, Inc.(a)
05/15/2032	6.500%	50,000	50,527
Broadcom, Inc.
04/15/2028	4.800%	808,000	813,930
Broadcom, Inc.(a)
11/15/2036	3.187%	1,774,000	1,455,566
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	29,000	25,449
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	30,000	26,017
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	23,186
07/01/2029	4.875%	74,000	66,031
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	96,000	95,726
06/30/2032	8.250%	60,000	60,973
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	81,000	71,769
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	13,000	12,821
Entegris Escrow Corp.(a)
06/15/2030	5.950%	76,000	75,628
Gen Digital, Inc.(a)
04/01/2033	6.250%	24,000	23,925
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	56,000	58,306
HealthEquity, Inc.(a)
10/01/2029	4.500%	22,000	20,618
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	23,000	20,716
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	37,000	36,819
Intel Corp.
03/25/2050	4.750%	675,000	543,584
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	27,000	25,127
05/30/2029	9.500%	60,000	60,402
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,719
03/15/2028	5.250%	25,000	24,449
07/15/2028	5.000%	46,000	44,619
02/15/2029	7.000%	17,000	17,390
01/15/2033	6.250%	15,000	14,873
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	81,000	76,111
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	56,000	60,711
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	67,000	64,459
04/15/2029	5.125%	13,000	12,380
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	73,000	63,318
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,445,013
Picard Midco, Inc.(a)
03/31/2029	6.500%	70,000	68,055
Seagate HDD
12/15/2029	8.250%	19,000	20,220
07/15/2031	8.500%	12,000	12,749
Sensata Technologies BV(a)
09/01/2030	5.875%	17,000	16,401
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	54,204
08/15/2032	6.750%	16,000	16,137
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	22,000	22,252
Synaptics, Inc.(a)
06/15/2029	4.000%	16,000	14,670
UKG, Inc.(a)
02/01/2031	6.875%	52,000	52,769
WEX, Inc.(a)
03/15/2033	6.500%	23,000	22,741
Zebra Technologies Corp.(a)
06/01/2032	6.500%	23,000	23,288
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	75,000	68,826
Total			5,823,139
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	23,000	22,362
02/15/2031	8.000%	41,000	39,990
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	825,161
Total			887,513
Wireless 0.0%
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	34,000	29,641
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	11,000	10,656
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	35,000	36,864
03/15/2031	8.625%	41,000	43,694
Iliad Holding SAS(a)
10/15/2028	7.000%	53,000	53,654
Iliad Holding SASU(a)
04/15/2032	7.000%	21,000	21,074
Optics Bidco SpA(a)
06/04/2038	7.721%	9,000	9,048
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	31,000	31,586
Total			206,576
Total Corporate Bonds & Notes (Cost $129,948,775)			129,959,735

Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
U.S. Mid Large Cap 1.8%
iShares Core MSCI EAFE ETF	355,182	26,869,518
Total Exchange-Traded Equity Funds (Cost $23,810,276)		26,869,518

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	12,000	12,674
02/15/2030	9.000%	76,000	81,697
12/01/2031	7.000%	13,000	13,557
Total			107,928
Total Foreign Government Obligations (Cost $101,546)			107,928

Residential Mortgage-Backed Securities - Agency 16.5%

Fannie Mae REMICS(b),(i)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.596%	5,774,433	691,974
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.190%	2,706,940	2,674,867

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.650%	3,375,000	3,377,193
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.540%	3,455,085	3,462,475
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	5,891,463	5,930,217
Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	11,572	11,769
04/01/2032	7.000%	8,380	8,759
07/01/2032	6.500%	7,324	7,559
01/01/2033	3.000%	364,363	352,058
01/01/2034- 12/01/2054	5.000%	3,463,630	3,411,110
04/01/2041- 11/01/2054	4.500%	4,373,051	4,198,909
12/01/2051- 06/01/2052	2.500%	13,246,305	11,055,768
07/01/2052	3.500%	3,964,554	3,578,209
11/01/2052	4.000%	13,631,726	12,788,165
Federal Home Loan Mortgage Corp.(j)
05/01/2032	6.500%	74,635	77,110
06/01/2037	6.000%	22,032	22,964
02/01/2038	5.500%	123,130	125,352
03/01/2038- 03/01/2040	5.000%	51,768	52,288
05/01/2039- 08/01/2041	4.500%	371,948	367,457
07/01/2043	3.000%	108,220	97,456
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.487%	4,055,041	413,440
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.596%	3,228,209	425,278
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	1.537%	3,552,287	394,860
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	1.560%	7,373,339	599,107
Federal National Mortgage Association
03/01/2026- 12/01/2032	7.000%	132,196	138,018
10/01/2026- 12/01/2045	3.500%	89,371	85,676
11/01/2026- 01/01/2029	4.000%	41,520	41,184
08/01/2028- 09/01/2032	6.500%	31,889	33,030
12/01/2028- 09/01/2054	6.000%	14,618,842	14,871,132
02/01/2038- 03/01/2054	5.500%	5,695,216	5,690,413
08/01/2051	2.500%	5,811,333	4,888,201
02/01/2052- 03/01/2052	2.000%	10,155,203	8,180,224
04/01/2052	3.000%	4,029,449	3,498,064
10/01/2054	5.000%	5,843,537	5,766,635
Federal National Mortgage Association(j)
02/01/2031	3.500%	63,407	62,410
10/01/2040	4.500%	92,607	91,379
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	1.646%	3,084,883	387,911
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	1.546%	3,677,065	361,896
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	1.660%	5,320,457	564,881
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	5.340%	3,548,330	3,625,311
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	5.340%	7,926,516	8,047,478
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(i)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.616%	3,601,574	433,564
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.766%	2,649,700	332,081
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	1.666%	3,467,000	454,356
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.866%	6,370,477	895,205
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.866%	2,785,626	372,068
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.866%	2,637,070	308,949
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.866%	5,157,145	694,067
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.866%	3,225,050	430,761
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.866%	2,516,284	359,698
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.306%	7,387,108	943,857
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.156%	16,628,546	1,178,171
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.906%	9,959,486	679,958
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	1.756%	2,990,781	312,427
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.656%	8,488,630	892,119
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.656%	10,921,945	1,030,609
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.706%	10,146,269	1,139,662
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.706%	7,954,137	900,784
Government National Mortgage Association(i)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	8,317,293	1,558,298
CMO Series 2024-28 Class IM
01/20/2050	4.000%	2,515,632	370,175
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.262%	2,525,000	2,523,588
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	34,175,000	29,759,538
04/16/2040- 04/14/2055	3.500%	25,500,000	23,272,441
04/16/2040- 04/14/2055	4.000%	34,525,000	32,209,899
04/14/2055	2.500%	6,875,000	5,716,121
04/14/2055	4.500%	22,000,000	21,042,283

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/14/2055	5.000%	11,150,000	10,927,563
Total Residential Mortgage-Backed Securities - Agency (Cost $248,177,773)			249,196,429

Residential Mortgage-Backed Securities - Non-Agency 6.7%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	4,207,016	4,253,413
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,765,053	1,567,456
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	93,479	83,708
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	341,406
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	272,284	256,544
Angel Oak Mortgage Trust(a),(g)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	3,562,103	3,495,887
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	90,693	87,522
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	292,616	284,592
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	696,164	647,810
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	283,624	263,939
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	141,689	135,854
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	801,167	802,477
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	376,499
BRAVO Residential Funding Trust(a),(g)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	417,563	421,392
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	1,198,123	1,208,190
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	1,577,162	1,590,189
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,634,258	1,557,324
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	683,829	684,550
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	275,225	242,403
COLT Mortgage Loan Trust(a),(d)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	1,770,141	1,611,863
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,541,201	1,520,656
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,189,102	1,192,316
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.440%	975,000	1,005,469
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	522,789	428,741
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	158,506	142,643
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	132,843
CMO Series 2021-RPL1 Class A1
09/27/2060	4.077%	1,261,842	1,257,111
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	572,792
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	280,456
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	688,137	684,239
Cross Mortgage Trust(a),(g)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	442,520	445,391
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,189,216	1,138,217
CMO Series 2021-RPL4 Class A1
12/27/2060	4.102%	874,946	857,199
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,298,006	1,311,258
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	503,741	450,410
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	297,044	284,523
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	59,326	56,660
CMO Series 2020-1 Class A1
05/25/2065	2.006%	9,961	9,810
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,384,135	4,321,433
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	988,777	992,348
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.990%	234,425	235,341
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.240%	1,100,000	1,130,680
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.540%	2,689,360	2,719,568
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.490%	229,867	231,903
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	2,345,400	2,286,703
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.740%	2,500,000	2,543,258
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.290%	1,028,699	1,050,821
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.190%	1,472,104	1,470,168
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	488,433	471,433
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,979,449	1,821,557
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,596,959	4,527,874
GCAT Trust(a),(g)
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,361,652	1,359,976
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	226,205	213,023
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	511,588	498,166
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	968,541	970,901
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,754,638	1,752,672
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	700,000	706,517
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	291,122	280,269
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	423,280
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	397,564	364,470
MFA Trust(a),(g)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	4,197,522	4,075,567
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	362,879	365,000
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	89,152	85,591
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	16,628	15,967
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	27,803	26,697
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	412,117	403,609
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,033,281
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	107,959	101,422
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	218,149	215,503
OBX Trust(a),(d)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	693,474	693,514
OBX Trust(a),(g)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,262,549	1,280,708

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	1,039,748	1,054,040
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	162,244	151,305
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	1,710,912	1,711,193
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	400,245	400,215
PRET LLC(a),(g)
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	2,777,853	2,804,782
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,358,254
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,048,628
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	895,337
PRPM LLC(a),(g)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	763,945	742,778
PRPM Trust(a),(g)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	160,931	162,121
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	539,459	544,175
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.020%	470,863	476,176
RCO Mortgage LLC(a),(g)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	387,688	388,764
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	31,556	31,013
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	234,531	230,252
CMO Series 2020-2 Class A3
04/25/2060	3.000%	166,412	165,324
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	76,759	72,626
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	398,469
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	56,688	55,792
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	216,608	214,008
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.435%	248,877	249,512
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.435%	307,072	313,433
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NP11 Class A1
08/25/2051	4.868%	837,776	829,220
Vericrest Opportunity Loan Transferee XCII LLC(a),(g)
CMO Series 2021-NPL1 Class A1
02/27/2051	4.893%	79,487	79,453
Vericrest Opportunity Loan Transferee XCIII LLC(a),(g)
CMO Series 2021-NPL2 Class A1
02/27/2051	5.893%	184,948	184,869
Vericrest Opportunity Loan Transferee XCIV LLC(a),(g)
CMO Series 2021-NPL3 Class A1
02/27/2051	6.240%	311,818	311,864
Vericrest Opportunity Loan Transferee XCIX LLC(a),(g)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	203,122	203,031
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	6.116%	170,206	170,227
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	6.240%	980,564	981,306
Vericrest Opportunity Loan Trust CI LLC(a),(g)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	807,382	801,838
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	940,708
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	87,584	82,849
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	110,940	105,013
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	2,935,394	2,704,226
CMO Series 2022-4 Class A1
04/25/2067	4.474%	358,402	356,208
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-1 Class A1
12/25/2067	5.850%	1,025,081	1,023,728
CMO Series 2023-6 Class A2
09/25/2068	6.939%	487,728	493,054
CMO Series 2023-8 Class A1
12/25/2068	6.259%	420,773	424,057
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	2,382,458	2,383,746
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,979,126	1,981,205
CMO Series 2024-3 Class A1
04/25/2069	6.338%	1,592,369	1,608,396
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,202,165	1,211,497
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	107,019	103,941
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	81,883	77,692
CMO Series 2020-1R Class A3
11/25/2055	1.873%	95,530	90,820
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $104,254,730)			100,970,117

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(k)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.549%	32,895	32,525
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(k)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.049%	13,036	13,126
Retailers 0.0%
Hanesbrands, Inc.(b),(k)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.075%	6,450	6,431
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(k)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.175%	10,815	10,741
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.325%	52,564	51,879
DCert Buyer, Inc.(b),(k)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.325%	12,000	9,635
Ellucian Holdings, Inc.(b),(k)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.075%	20,000	20,267
UKG, Inc.(b),(k)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	17,412	17,366
Total			109,888
Total Senior Loans (Cost $164,835)			161,970

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
05/15/2047	3.000%	7,550,000	5,799,344
Total U.S. Treasury Obligations (Cost $5,972,094)			5,799,344

Money Market Funds 8.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(l),(m)	131,160,467	131,134,235
Total Money Market Funds (Cost $131,133,054)		131,134,235
Total Investments in Securities (Cost: $1,397,431,555)		1,634,643,414
Other Assets & Liabilities, Net		(124,565,007)
Net Assets		1,510,078,407
At March 31, 2025, securities and/or cash totaling $3,740,456 were pledged as collateral.

Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	679	06/2025	USD	75,517,531	1,032,607	—
U.S. Treasury 2-Year Note	141	06/2025	USD	29,211,235	182,592	—
U.S. Treasury 5-Year Note	628	06/2025	USD	67,922,125	985,263	—
Total					2,200,462	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(30)	06/2025	USD	(3,667,500)	—	(75,536)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $246,912,721, which represents 16.35% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)
The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	125,724,450	107,830,489	(102,420,107)	(597)	131,134,235	3,346	1,382,175	131,160,467
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Columbia Variable Portfolio – Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2025 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Balanced Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7000_12_D01_(05/25)